VCA-2

Schedule of Investments (unaudited)

as of September 30, 2022

Description	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 2.2%
Airbus SE (France)	17,300	$1,490,658
Raytheon Technologies Corp.	33,076	2,707,601

		4,198,259

Airlines — 0.6%
Delta Air Lines, Inc.*	43,825	1,229,729

Automobiles — 3.2%
Dr. Ing. h.c. F. Porsche AG (Germany), 144A*	3,057	246,351
General Motors Co.	47,382	1,520,488
Tesla, Inc.*	16,338	4,333,655

		6,100,494

Banks — 7.5%
Bank of America Corp.	114,203	3,448,931
Citigroup, Inc.	22,905	954,451
JPMorgan Chase & Co.	37,236	3,891,162
PNC Financial Services Group, Inc. (The)	20,910	3,124,372
Truist Financial Corp.	69,686	3,034,129

		14,453,045

Beverages — 1.4%
PepsiCo, Inc.	16,630	2,715,014

Biotechnology — 3.5%
AbbVie, Inc.	25,449	3,415,510
Amgen, Inc.	9,089	2,048,661
Vertex Pharmaceuticals, Inc.*	4,233	1,225,623

		6,689,794

Building Products — 1.1%
Johnson Controls International PLC	41,722	2,053,557

Capital Markets — 2.7%
Blackstone, Inc.	15,909	1,331,583
Goldman Sachs Group, Inc. (The)	13,258	3,885,257

		5,216,840

Chemicals — 2.3%
DuPont de Nemours, Inc.	27,071	1,364,378
Linde PLC (United Kingdom)	11,303	3,047,176

		4,411,554

Communications Equipment — 1.0%
Cisco Systems, Inc.	46,564	1,862,560

Consumer Finance — 0.8%
SLM Corp.	116,602	1,631,262

Containers & Packaging — 1.2%
Crown Holdings, Inc.	28,682	2,324,102

Electric Utilities — 1.3%
NextEra Energy, Inc.	32,001	2,509,198

Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.	15,843	2,221,030
SBA Communications Corp.	3,697	1,052,351

		3,273,381

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	3,642	1,720,007
Walmart, Inc.	23,385	3,033,035

		4,753,042

Food Products — 0.9%
Mondelez International, Inc. (Class A Stock)	31,645	1,735,095

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	29,222	2,827,521
Dexcom, Inc.*	7,200	579,888

		3,407,409

Health Care Providers & Services — 3.9%
Centene Corp.*	26,891	2,092,389
Cigna Corp.	6,379	1,769,981
Laboratory Corp. of America Holdings	8,040	1,646,672
UnitedHealth Group, Inc.	3,796	1,917,132

		7,426,174

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*	7,745	813,535
McDonald’s Corp.	13,250	3,057,305

		3,870,840

Household Products — 1.6%
Procter & Gamble Co. (The)	23,889	3,015,986

Insurance — 5.3%
Chubb Ltd. (Switzerland)	22,432	4,079,932
Marsh & McLennan Cos., Inc.	12,625	1,884,786
MetLife, Inc.	38,514	2,340,881
RenaissanceRe Holdings Ltd. (Bermuda)	14,051	1,972,620

		10,278,219

Interactive Media & Services — 4.0%
Alphabet, Inc. (Class A Stock)*	42,571	4,071,916
Alphabet, Inc. (Class C Stock)*	13,720	1,319,178
Meta Platforms, Inc. (Class A Stock)*	14,427	1,957,456
ZoomInfo Technologies, Inc.*	6,220	259,125

		7,607,675

Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.*	34,891	3,942,683
MercadoLibre, Inc. (Uruguay)*	1,573	1,302,098

		5,244,781

IT Services — 1.7%
Adyen NV (Netherlands), 144A*	791	986,103
Mastercard, Inc. (Class A Stock)	6,618	1,881,762
Snowflake, Inc. (Class A Stock)*	2,766	470,109

		3,337,974

Life Sciences Tools & Services — 2.3%
Danaher Corp.	14,963	3,864,793
Lonza Group AG (Switzerland)	969	472,972

		4,337,765

Machinery — 3.1%
Deere & Co.	6,072	2,027,380
Fortive Corp.	32,723	1,907,751
Otis Worldwide Corp.	30,821	1,966,380

		5,901,511

Multi-Utilities — 2.7%
Ameren Corp.	26,546	2,138,280
Dominion Energy, Inc	44,842	3,099,031

		5,237,311

Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	34,193	4,912,509
ConocoPhillips	37,521	3,839,899
Hess Corp.	23,278	2,537,069
Williams Cos., Inc. (The)	106,322	3,043,999

		14,333,476

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,354	940,029

Pharmaceuticals — 8.2%
AstraZeneca PLC (United Kingdom), ADR	51,324	2,814,608
Bristol-Myers Squibb Co.	72,080	5,124,167
Eli Lilly & Co.	20,247	6,546,868
Novo Nordisk A/S (Denmark), ADR	13,216	1,316,710

		15,802,353

Road & Rail — 0.9%
Union Pacific Corp.	9,338	1,819,229

Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV (Netherlands)	1,944	807,440
Broadcom, Inc.	4,356	1,934,108
Lam Research Corp.	2,677	979,782
NVIDIA Corp.	9,521	1,155,754
NXP Semiconductors NV (Netherlands)	11,372	1,677,484
QUALCOMM, Inc.	17,354	1,960,655

		8,515,223

Software — 4.8%
Atlassian Corp. PLC (Australia) (Class A Stock)*	2,943	619,767
Crowdstrike Holdings, Inc. (Class A Stock)*	3,262	537,610
Microsoft Corp.	28,820	6,712,178
Salesforce, Inc.*	10,142	1,458,825

		9,328,380

Specialty Retail — 0.8%
Lowe’s Cos., Inc.	7,911	1,485,765

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	46,978	6,492,360

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc. (Canada)*	4,050	1,132,218
LVMH Moet Hennessy Louis Vuitton SE (France)	3,434	2,023,773
NIKE, Inc. (Class B Stock)	5,683	472,371

		3,628,362

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	3,315	444,774

TOTAL COMMON STOCKS (cost $146,223,190)		187,612,522

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,776,839)(a)	4,776,839	4,776,839

TOTAL INVESTMENTS — 100.1% (cost $151,000,029)		192,389,361
Liabilities in excess of other assets — (0.1)%		(139,401)

NET ASSETS — 100.0%		$192,249,960

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).